Foreign Currency Amounts - Schedule of Foreign Currency Amount (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2025 ARS ($)
Argentine Treasury Bonds [Member]
Foreign Currency Transactions [line items]
Government debt instruments held	$ 722,051